FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS
The Company determines fair value based on assumptions that market participants would use in pricing an asset or a liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 inputs: Other than quoted prices in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Recurring Fair Value Measurements
—The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented in the tables below.

	Fair Value Hierarchy
As of June 30, 2023	Level 1	Level 2	Level 3	Total
Assets:
Life settlement policies	$—	$—	$56,685,617	$56,685,617
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,600,000	1,600,000
S&P 500 options	1,794,640	—	—	1,794,640
Other assets	7,246	—	—	7,246

Total assets held at fair value	$1,801,886	$—	$59,285,617	$61,087,503

Liabilities:
Long-term debt	$—	$—	$66,165,396	$66,165,396
Private placement warrants	—	—	2,438,600	2,438,600

Total liabilities held at fair value:	$—	$—	$68,603,996	$68,603,996

Fair Value Hierarchy
As of December 31, 2022	Level 1	Level 2	Level 3	Total

Assets:
Life settlement policies	$—	$—	$13,809,352	$13,809,352
Available-for-sale securities, at fair value	—	—	1,000,000	1,000,000
Other investments	—	—	1,300,000	1,300,000
S&P 500 options	890,829	—	—	890,829

Total assets held at fair value	$890,829	$—	$16,109,352	$17,000,181

Liabilities:
Long-term debt	$—	$—	$28,249,653	$28,249,653

Total liabilities held at fair value:	$—	$—	$28,249,653	$28,249,653

Life Settlement Policies
—
The Company separately accounts for each owned life settlement policy using either the fair value method, or investment method (cost, plus premiums paid). The valuation method is chosen upon contract acquisition and is irrevocable.
For policies carried at fair value, the Company utilizes valuation services of a third-party actuarial firm, who values the contracts using Level 3 unobservable inputs, including actuarial assumptions, such as life expectancies and cash flow discount rates. The valuation model is based on a discounted cash flow analysis and is sensitive to changes in the discount rate used. The Company utilized a discount rate of 16% at June 30, 2023 and 12% at December 31, 2022, respectively, for policy valuation, which is based on economic and company-specific factors.
Subsequent to the reporting date, the Company sold 3 policies carried at fair value. As of June 30, 2023, the Company valued these 3 policies using the price at the time of sale. Valuing these 3 policies using the takeout price resulted in a decrease in valuation of $231,775 compared to the third-party valuation.
For life settlement policies carried using the investment method, the Company measures these at the cost of the policy plus premiums paid. The policies accounted for using the investment method totaled $9,889,610 at June 30, 2023 and $8,716,111 at December 31, 2022, respectively.
Discount Rate Sensitivity
—Changes in the 16% discount rate on the death benefit and premiums used to estimate the policies issued under LMATT Series 2024 Inc., LMATT Growth Series 2.2024 Inc., LMATT Growth and Income Series 1.2026, Inc., LMA Income Series, LP and LMA Income Series II, LP (“LMATT Policies”) fair value has been analyzed. If the discount rate increased or decreased by 2 percentage points and the other assumptions used to estimate fair value remained the same, the change in estimated fair value as of June 30, 2023, would be as follows:

As of June 30, 2023 Rate Adjustment	Fair Value	Change in Fair Value

+2%	$53,987,508	$(2,698,109)
No change	56,685,617
-2%	59,857,879	3,172,262
Credit Exposure to Insurance Companies
—The following table provides information about the life insurance issuer concentrations that exceed 10% of total face value or 10% of total fair value of the Company’s life insurance policies as of June 30, 2023:

Carrier	Percentage of Face Value	Percentage of Fair Value	Carrier Rating
American General Life Insurance Company	14.0%	11.0%	A
ReliaStar Life Insurance Company	6.0%	12.0%	A
Lincoln National Life Insurance Company	14.0%	12.0%	A

The following table provides a roll forward of the fair value of life insurance policies for the six months-ended June 30, 2023:

Fair value at December 31, 2022	$13,809,352

Policies purchased	58,543,580

Realized gain (loss) on matured/sold policies	1,898,958
Premiums paid	(879,462)
Unrealized gain(loss) on held policies	3,319,588

Change in estimated fair value	4,339,084

Matured/sold policies	(20,885,861)
Premiums paid	879,462

Fair value at June 30, 2023	$56,685,617

Long-Term Debt
—See Note 13
,
 “Long-Term Debt” for background information on the market-indexed debt. The Company has elected the fair value option in accounting for the instruments. Fair value is determined using Level 3 inputs. The valuation methodology is based on the Black-Scholes-Merton option-pricing formula and a discounted cash flow analysis. Inputs to the Black-Scholes-Merton model include (i) the S&P 500 Index price, (ii) S&P 500 Index volatility, (iii) a risk-free rate based on data published by the US Treasury, and (iv) a term assumption based on the contractual term of the LMATT Notes. The discounted cash flow analysis includes a discount rate that is based on the implied discount rate developed by calibrating a valuation model to the purchase price on the initial investment date. The implied discount rate is evaluated for reasonableness by benchmarking it to yields on actively traded comparable securities.
The total change in fair value of the debt resulted in a gain of $1,602,042. This gain is comprised of $90,148, net of tax, which is included within accumulated other comprehensive income and $29,515 net of tax, which is included in equity of noncontrolling interests resulting from risk-adjusted valuation scenarios. The Company recognized a loss of $1,445,229 on the change in fair value of the debt resulting from risk-free valuation scenarios, which is included within Change in fair value of debt within the condensed consolidated statement of operations and comprehensive income for the three months ended June 30, 2023.
The total change in fair value of the debt resulted in a gain of $2,705,918. This gain is comprised of $175,530, net of tax, which is included within accumulated other comprehensive income and $56,446 net of tax, which is included in equity of noncontrolling interests resulting from risk-adjusted valuation scenarios. The Company recognized a loss of $2,398,662 on the change in fair value of the debt resulting from risk-free valuation scenarios, which is included within Change in fair value of debt within the condensed consolidated statement of operations and comprehensive income for the six months ended June 30, 2023.
The following table provides a roll forward of the fair value of the issued notes for the six months ended June 30, 2023:

Fair value at December 31, 2022	$28,249,653

Debt issued to third parties	35,209,825

Unrealized loss on change in fair value (risk-free)	2,398,662
Unrealized gain on change in fair value (credit-adjusted)	307,256

Change in estimated fair value	2,705,918

Fair value at June 30, 2023	$66,165,396

Private Placement Warrants
—Simultaneously with the closing of the Initial Public Offering, ERES consummated the sale of 8,900,000 warrants (the “Private Placement Warrants”) to East Sponsor, LLC (the
“Sponsor”), which included the sale of an additional 900,000 Private Placement Warrants in connection with the full exercise by the underwriters of their over-allotment option on August 25, 2020, at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $8,900,000. Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share, subject to adjustment.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that (x) the Private Placement Warrants and the shares of Class A common stock issuable upon the exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions, (y) the Private Placement Warrants will be exercisable on a cashless basis and be non-redeemable
so long as they are held by the initial purchasers or their permitted transferees and (z) the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will be entitled to registration rights. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Private Placement Warrants were accounted for as liabilities in accordance with ASC
815-40.
The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented separately in the condensed consolidated statements of operations.
The Private Placement Warrants were considered a Level 3 fair value measurement using a binomial lattice model in a risk-neutral framework. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The implied volatility as of the reporting date was derived from observable public warrant traded price provided by Bloomberg LP.
The following table presents the key assumptions in the analysis:

Private Placement Warrants
Expected implied volatility	de minimis
Risk-free interest rate	4.09%
Term to expiration	5.0 years
Exercise price	$11.50
Common Stock Price	$10.03
Dividend Yield	—%

Other Noncurrent Assets: S&P 500 Options
—In February 2022, LMATT Series 2024, Inc., which the Company consolidates for financial reporting, purchased and sold S&P 500 call and put options through a broker. The Company purchased and sold additional S&P 500 call options through a broker in June 2022 through their 100% owned and fully consolidated subsidiaries LMATT Growth Series 2.2024, Inc. and LMATT Growth and Income Series 1.2026, Inc. The options are exchange traded, and fair value is determined using Level 1 inputs of quoted market prices as of the condensed consolidated balance sheets dates. Changes in fair value are classified as unrealized (gain)/loss on investments within the condensed consolidated statements of operations and comprehensive income.
Financial Instruments Measured at Fair Value on a Nonrecurring Basis
—The following financial assets, composed of equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified, or an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.
Available-for-Sale
Investment
—The Convertible Promissory Note is classified as an
available-for-sale
security.
Available-for-sale
investments are subsequently measured at fair value. Unrealized holding gains and losses are excluded from earnings and reported in other comprehensive income until realized. The Company determines fair value of its available-for-sale
investments using unobservable inputs by considering the initial investment value, next round financing, and the likelihood of conversion or settlement based on the contractual terms in the agreement. The Company initially purchased a $250,000 convertible promissory note from the issuer in 2021 and then on January 7, 2022, the Company purchased an additional $250,000 convertible promissory note from the same issuer and then an additional $500,000 in October 2022. As of June 30, 2023 and December 31, 2022, the Company evaluated the fair value of its Promissory Note and determined that the fair value approximates the carrying value of $1,000,000 and $1,000,000, respectively.
Other Investments
—The Company determines fair value using Level 3 inputs under the measurement alternative. These investments are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Impairment is assessed qualitatively. As of June 30, 2023, and December 31, 2022, the Company did not identify any impairment indicators and determined that the carrying value of $1,600,000 and $1,300,000 is the fair value for these equity investments in privately held companies, given that there have been no observable price changes.
Financial Instruments Where Carrying Value Approximates Fair Value
—The carrying value of cash, cash equivalents, accounts receivables, and due to affiliates approximates fair value due to the short-term nature of their maturities.